July 5, 2007	ATTORNEYS AT LAW ONE DETROIT CENTER 500 WOODWARD AVENUE, SUITE 2700 DETROIT, MI 48226-3489 313.234.7100 TEL 313.234.2800 FAX www.foley.com thartman@foley.com EMAIL CLIENT/MATTER NUMBER 071569-0104

Mail Stop 3720

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-9303

Attention:	Ms. Michele M. Anderson
Mr. John Zitko
Ms. Kathryn Jacobson
Mr. Dean Suehiro

Re:	Oakmont Acquisition Corp.
Amendment No. 5 to Proxy Statement on Schedule 14A
File No. 0-51423

Ladies and Gentlemen:

This letter is in response to your comment letter dated July 3, 2007. Your comments are reproduced below in bold italics, followed in each case by our response on behalf of our client, Oakmont Acquisition Corp. (the “Company”).

To facilitate the staff’s review of the filing, we are furnishing to Mr. John Zitko under separate cover four copies of this letter and the blacklined version of the amended proxy statement being filed contemporaneously herewith.

Letter to Shareholders/Notice of Special Meeting

1.	Please reconcile the date and time provided for the Special Meeting with that contained in your Form 8-K filed on June 27, 2007.

Response: The Company has updated the proxy throughout to address this comment.

Q&A’s About the Proposals, page 1

2.	We reissue comment one from our letter of June 26, 2007. We note the disclosure added to the Q&A on page three of the number of shares purchased by Brooke and Oakmont insiders as a percentage of total outstanding. However, since it will be the vote of IPO shares that will be determinative, as requested previously, please revise your proxy statement to reflect the number of shares owned as a percentage of those sold in your IPO. It would appear that the Brooke and Oakmont insiders have recently purchased approximately 16.9% of such shares.

Response: The Company has added the requested disclosure in the referenced section of the proxy to address this comment.

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

Securities and Exchange Commission

July 5, 2007

3.	We note your response to comment two from our letter of June 26, 2007 that Brooke, Oakmont, and their respective affiliates and representatives have discussed the vote required to approve the merger and related proposals. Provide disclosure in the proxy statement detailing the extent and nature of such discussions, including whether the parties discussed any Oakmont stockholder’s expressed intention to vote against the transaction.

Response: The Company has added disclosure to the section entitled “Item 1: The Merger Proposal – Background of the Merger” and to “Item 1: The Merger Proposal – Oakmont Common Stock Purchases” of the proxy to address this comment.

Oakmont is aware that if any combination of Oakmont and its or Brooke Credit and its affiliates agree to act together or with any third party investors for the purpose of acquiring, holding, voting or disposing of shares of Oakmont common stock, the details of that agreement, including the identities of all parties, the financial terms thereof and all other material terms, and any related agreements need to be disclosed in the proxy statement, and Oakmont undertakes to include such disclosure with respect to any such agreement that may result from any ongoing or other discussions with third party investors or QVT Financial or Weiss. Furthermore, Oakmont has informed each of its affiliates and Brooke Corp. that if they agree to act in such a manner they will be obligated to file a Schedule 13D or an amendment to an existing Schedule 13D or Schedule 13G with respect to such agreement. Oakmont will also provide such notice to any third party investor that may be or become a party to such agreement.

Finally, Oakmont also acknowledges the restrictions under Regulation M and the Restricted Period thereunder that begins upon the first dissemination of the proxy materials to security holders, and has informed its affiliates and Brooke Credit that they and their affiliates may be deemed Affiliated Purchasers under Regulation M due to the Agreement and Plan of Merger, and will inform any third party investor that they may be deemed Affiliated Purchasers under Regulation M if they enter into any agreement with Oakmont and its affiliates or Brooke Credit and its affiliates relating to the acquisition, holding, voting or disposing of Oakmont common stock.

4.	We also note your response to comment two and your changed disclosure on page 63 that Brooke Corp. made its decision to purchase shares in Oakmont “in connection with its ongoing review of reported trading prices and volumes with respect to Oakmont common stock.” Please reconcile such statement with the assertion contained in Item 4 of Brooke Corp.’s own Schedule 13D filed on June 29, 2007 that Brooke Corp. purchased these shares “in order to increase the likelihood of consummation of the merger.”

Response: The Company has added the requested disclosure in the referenced section of the proxy to address this comment.

Securities and Exchange Commission

July 5, 2007

Oakmont’s Board of Directors’ Reasons for the Approval of the Merger, page 40

5.	We note your revisions in response to comment three from our letter of June 26, 2007. Please continue to revise this section to clarify the basis for the Oakmont directors’ “respective understanding of appropriate ratios indicating a fair value for a specialty lending company like Brooke Credit.” For example, do the directors have experience evaluating the ratios or fair values of other specialty lending companies? Alternatively, revise to clarify, if true, that the board’s analysis was based on each director’s understanding of financial ratios generally and not with respect to “ratios indicating a fair value for a specialty lending company like Brooke Credit.”

Response: The Company has added the requested disclosure in the referenced section of the proxy to address this comment.

Gain on Sale of Notes Receivable, page 86

6.	We note your response to prior comment 7 and the proposed revised disclosures on pages FS-10 and FS-43. Please revise the disclosures as follows:

•	Disclose the other components (including direct expenses and the net proceeds that include the servicing asset/liability) of the gain related to loans sold as participations on page 85. We note your disclosures of the servicing responsibilities and interest-only strip receivable on page 85. We also note the last sentence of the second paragraph on page 86.

Response: The disclosures in the referenced sections of the proxy have been revised to address this comment.

•	The fourth sentence of the second paragraph on page 86 to include the retained interest for the interest-only strip receivable.

Response: The disclosures in the referenced sections of the proxy have been revised to address this comment.

•	Disclose the components (including direct expenses) of the gain related to loans sold as securitizations on page 86. We note your disclosure in the last sentence of the second paragraph on page 86.

Response: The disclosures in the referenced sections of the proxy have been revised to address this comment.

•	Expand the disclosure on pages FS-l0 and FS-43 to disclose that direct expenses are a component of the gain. Also, disclose the components (including direct expenses and the net proceeds that include the servicing asset/liability) of the gain related to loans sold as participations.

Securities and Exchange Commission

July 5, 2007

Response: The disclosures regarding netting of direct expenses in the referenced sections of the proxy have been revised to address this comment. However, Brooke Credit has indicated that it does not believe that disclosure regarding loan participations is appropriate in the “Notes to Consolidated Financial Statements – 1(h) Securities” as this note pertains to components of the securities balances which only relates to loan sales to qualifying special purpose entities and not participation loan sales. Brooke Credit has indicated that it believes that placement of the requested disclosure in note 1(h) would have a tendency to mislead the reader to believe that loans sold as participations are a component of the securities balance.

•	Refer to the third paragraph on page FS-44. Expand to disclose, if true, that loans sold to Brooke Warehouse Funding, LLC are purchased by Brooke Acceptance Company 2007-1 at the same time these loans are sold to Brooke Warehouse Funding, LLC.

Response: The disclosures in the referenced sections of the proxy have been revised to address this comment.

•	Your response states that “adjustments to the gain on sale amount resulting from the net present value calculation of the over-collateralization (as is the case in loan sales to qualified special purpose entities that have issued debt rather than asset-backed securities).” Please tell us in more detail how the present value calculation of the over-collateralization differs between loan sales to qualified special purpose entity that issued debt rather than asset-backed securities. Also, we understand that the direct costs related to the March 2007 loan sales to a qualified special purpose entity and all future securitization transactions will be accounted for a reduction of the gain on the sale. Please revise the financial statements to reclassify the direct costs related to the loan sales that were previously recognized as operating expenses to the current classification.

Response: The process of calculating the gain on sale is the same for all sales to qualifying special purpose entities. However, Brooke Credit clarifies its explanation of the journal entry for the gain on sale as follows:

The adjustments are that the interest-only strip receivable and the over-collateralization are valued at the allocated value for the determination of the gain on sale. These adjustments are needed to match the allocated value of the loans sold. The only difference in the over-collateralization is market valuation used in the journal entry. As noted previously, the over-collateralization is valued at par on Brooke Credit’s six securitizations since a market value is determinable, and the over-collateralization is valued at the net present value of cash flow on the off balance sheet Fifth Third facility closed in 2007 since a market value could not be obtained. The valuation of the interest-only strip receivable and the over-collateralization is used in determining the allocated carrying amount of the facility. As noted in the journal entry worksheet provided to the staff in the Company’s letter dated June 28, 2007, the allocation of the assets is offset against the loans sold less upfront expenses to determine the gain on sale of the loans.

Very truly yours,

Thomas E. Hartman

TEH:ck

cc:	Robert J. Skandalaris
Michael Azar